Net Loss Per Share Attributable to Ordinary Shareholders (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share

	Six-months	Six-months
	period ended	period ended
	June 30	June 30
	2023	2022
	In USD thousands, except share data

Numerator:
Net loss	(22,797)	(78,937)

Denominator:
Weighted-average shares used in computing net loss per share
attributable to ordinary shareholders, basic and diluted	9,558,418	9,048,392

Net loss per share attributable to ordinary shareholders, basic
and diluted	(2.39)	(8.72)